CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net income (loss)	$ 26,198	$ (20,200)	$ (16,709)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH FROM (USED IN) OPERATING ACTIVITIES
Proceeds from sales of loans held for sale	527,371	391,253	493,272
Disbursements for loans held for sale	(512,734)	(376,694)	(496,806)
Provision for loan losses	6,887	27,946	46,765
Deferred federal income tax expense (benefit)	0	201	(1,533)
Deferred loan fees	(392)	(449)	420
Depreciation, amortization of intangible assets and premiums and accretion of discounts on securities and loans	(4,718)	(11,301)	(27,720)
Write-down of property and equipment held for sale	860	0	0
Net gains on mortgage loans	(17,323)	(9,262)	(12,330)
Net gains on securities	(1,226)	(249)	(1,639)
Securities impairment recognized in earnings	339	760	462
Net losses on other real estate and repossessed assets	2,854	5,824	9,722
Vehicle service contract counterparty contingencies	1,629	11,048	18,633
Share based compensation	869	1,208	542
Net (gain) loss on sale of property and equipment	(148)	(2)	162
Net gain on branch sale	(5,402)	0	0
Gain on extinguishment of debt	0	0	(18,066)
(Increase) decrease in accrued income and other assets	(2,277)	16,874	397
Increase (decrease) in accrued expenses and other liabilities	6,606	(1,551)	1,928
Total Adjustments	3,195	55,606	14,209
Net Cash From (Used in) Operating Activities	29,393	35,406	(2,500)
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	37,176	70,322	96,648
Proceeds from the maturity of securities available for sale	83,190	3,983	44,170
Principal payments received on securities available for sale	23,765	9,282	14,137
Purchases of securities available for sale	(192,726)	(173,186)	(55,150)
Redemption of Federal Home Loan Bank Stock	0	2,397	2,247
Redemption of Federal Reserve Bank Stock	334	405	1,977
Net decrease in portfolio loans (loans originated, net of principal payments)	90,952	196,558	347,574
Net cash paid for branch sale	(339,995)	0	0
Proceeds from the collection of vehicle service contract counterparty receivables	7,413	1,613	15,863
Proceeds from the sale of other real estate and repossessed assets	19,331	18,638	20,455
Proceeds from the sale of property and equipment	1,958	224	166
Capital expenditures	(5,293)	(2,779)	(4,757)
Net Cash From (Used in) Investing Activities	(273,895)	127,457	483,330
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Net increase (decrease) in total deposits	96,428	(165,713)	(313,930)
Net decrease in other borrowings	0	(7)	(36,791)
Proceeds from Federal Home Loan Bank advances	12,000	31,000	33,000
Payments of Federal Home Loan Bank advances	(27,762)	(68,638)	(56,359)
Net increase (decrease) in vehicle service contract counterparty payables	1,092	(5,106)	(9,570)
Proceeds from issuance of common stock	1,418	1,335	463
Extinguishment of debt, net	0	0	(1,005)
Net Cash From (Used in) Financing Activities	83,176	(207,129)	(384,192)
Net Increase (Decrease) in Cash and Cash Equivalents	(161,326)	(44,266)	96,638
Cash and Cash Equivalents at Beginning of Year	341,108	385,374	288,736
Cash and Cash Equivalents at End of Year	179,782	341,108	385,374
Cash paid during the year for
Interest	11,052	18,729	38,095
Income taxes	292	59	513
Transfers to other real estate and repossessed assets	14,276	19,091	38,056
Transfer of payment plan receivables to vehicle service contract counterparty receivables	1,469	8,874	77,457
Transfers to loans held for sale	47,954	0	0
Transfers to property and equipment held for sale	13,033	0	0
Transfers to deposits held for sale	403,089	0	0
Issuance of common stock in exchange for subordinated debentures	0	0	23,502
Subordinated debentures exchanged for common stock	0	0	42,713
Retirement of Series A Preferred Stock	0	0	69,364
Retirement of common stock warrants	0	0	3,579
Issuance of Series B Preferred Stock	0	0	72,888
Issuance of common stock warrants	$ 0	$ 0	$ 1,704